Note 9 - Stock Transactions (Detail) (USD $)	1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							3,181,128	8,511,764	2,062,222
Stock Issued During Period, Value, Restricted Stock Award, Gross							$ 314,631	$ 1,487,778	$ 163,578
Share-based Compensation (in Dollars)								366,615
Warrants Issued During Period, Number (in Shares)			926,251	770,500	600,000	1,335,000	2,440,000	2,861,251
Warrants Issued During Period, Value (in Dollars)			214,028	84,589	94,502	293,184	173,369	390,488	84,589
Preferred Stock Issued During Period, Shares (in Shares)								44,547
								192,735	636,011
Stock Issued During Period, Shares, New Issues (in Shares)	2,000,000
Stock Issued During Period, Value, New Issues	380,000						314,631	1,097,290	163,578
Accrued Interest Amount Paid by Issued Stock								12,804
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)							30,000	20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)							2,340,000	3,115,000	2,040,000
Debt Conversion, Original Debt, Amount									30,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	4,700,000				4,680,000			4,680,000
Percentage of Total Issued and Outstanding Common Stock Could Be Purchased by Outstanding Warrants	2.00%									2.00%
Stock Issued During Period, Shares, Acquisitions (in Shares)		1,500,000
Stock Issued During Period, Value, Acquisitions		330,000					330,000
Stock Issued During Period, Shares, Other (in Shares)		125,000
Stock Issued During Period, Value, Other		27,500					27,500
Interest Payable					12,804			12,804
Stock Options [Member]
Allocated Share-based Compensation Expense							258,254
Share-based Compensation (in Dollars)							258,254	366,694
Outside Services [Member]
Share-based Compensation (in Dollars)								25,398
Stock Warrants [Member]
Allocated Share-based Compensation Expense							50,796
Conversion of Debt into Common Stock [Member]
Debt Conversion, Original Debt, Amount									171,550
Conversion of Stock, Shares Converted (in Shares)									2,500,000
Conversion of Debt into Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									19,953
Debt Conversion, Original Debt, Amount									99,765
Employee Services [Member] | Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									2,500
Employee Services [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							30,000	687,024	1,681,500
Stock Issued During Period, Value, Restricted Stock Award, Gross							6,000	196,372
Share-based Compensation (in Dollars)								366,694	207,444
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)								2,040,000	2,040,000
Outside Services [Member] | Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)									2,000
Outside Services [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							2,657,603	3,754,036	4,077,280
Stock Issued During Period, Value, Restricted Stock Award, Gross							432,870	1,004,021	608,687
Share-based Compensation (in Dollars)								25,398
Satisfaction of Contract Penalty Agreement [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)							545,498	1,309,306
Stock Issued During Period, Value, Restricted Stock Award, Gross							100,000	300,000
Satisfaction of Notes and Accrued Interest [Member]
Stock Issued During Period, Shares, New Issues (in Shares)								213,975
Stock Issued During Period, Value, New Issues								39,804
Settlement of a Claim Pursuant to Reverse Merger [Member]
Stock Issued During Period, Shares, New Issues (in Shares)								25,000
Cashless Options Exercise [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	15,000							13,889
Partial Prepayment of Interest on Debt [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							465,538
Stock Issued During Period, Value, New Issues							21,065
Satisfaction of Debt Commission [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							136,875
Stock Issued During Period, Value, New Issues							5,210
Pursuant to a Loss on Debt Conversion [Member]
Stock Issued During Period, Shares, New Issues (in Shares)							160,000
Stock Issued During Period, Value, New Issues							25,600
Series A Preferred Stock [Member]
Preferred Stock Issued During Period, Shares (in Shares)								44,547	141,000
								192,735	720,586
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense								185,705	177,911
Research and Development Expense [Member]
Allocated Share-based Compensation Expense								$ 10,667	$ 29,533